Derivative Instruments - Detailed information about f financial instruments under cash flow hedge (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Derivative financial current assets	₩ 30,110	₩ 8,704
Non-current assets:
Derivative financial Non-current assets	187,484	155,991
Derivative financial assets	217,594	164,695
Non-current liabilities:
Derivative financial Non-current liabilities	321,084	₩ 375,083
Fair value
Non-current assets:
Derivative financial assets	34,933
Held For Trading
Non-current assets:
Derivative financial assets	34,933
Contingent subscription right [member] | Fair value
Current assets:
Derivative financial current assets	9,524
Contingent subscription right [member] | Held For Trading
Current assets:
Derivative financial current assets	9,524
Total return swap [member] | Fair value
Current assets:
Derivative financial current assets	4,682
Non-current assets:
Derivative financial Non-current assets	5,250
Total return swap [member] | Held For Trading
Current assets:
Derivative financial current assets	4,682
Non-current assets:
Derivative financial Non-current assets	5,250
Subscription right [member] | Fair value
Current assets:
Derivative financial current assets	15,477
Subscription right [member] | Held For Trading
Current assets:
Derivative financial current assets	15,477
Share option | Fair value
Non-current liabilities:
Derivative financial Non-current liabilities	(321,025)
Share option | Held For Trading
Non-current liabilities:
Derivative financial Non-current liabilities	₩ (321,025)